Note 10 - Retirement Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 40,296	$ 35,567	$ 43,132